RENTAL INCOME (Schedule of future minimum non-cancelable rental income) (Details)	Jul. 31, 2017 USD ($)
2018	$ 15,967,359
2019	13,226,744
2020	11,862,874
2021	10,640,100
2022	9,783,478
After 2022	73,972,394
Total	135,452,949
Company Owned Property [Member]
2018	10,300,215
2019	8,254,168
2020	7,994,117
2021	7,625,285
2022	6,999,564
After 2022	59,509,226
Total	100,682,575
Leased Property [Member]
2018	5,667,144
2019	4,972,576
2020	3,868,757
2021	3,014,815
2022	2,783,914
After 2022	14,463,168
Total	$ 34,770,374